Condensed Consolidated Statements of Loss and Other Comprehensive Income (Unaudited) - EUR (€)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
CONTINUING OPERATIONS
Cost of revenue		€ 8,704	€ 28,263
Gross profit		264,826	463,937
Operating expenses:
General and administrative expense – related parties		3,719,616	1,934,487
Total operating expenses		4,351,650	3,296,833
Operating loss from continuing operations		(4,086,824)	(2,832,896)
Net fair value gain and loss on financial assets at fair value through profit and loss
Change in fair value of warrant liability		23,077	(19,389)
Finance costs
Gain on remeasurement of previously held interest		2,042,272
Other income
Income related to change in fair value of contingent consideration		78
Total other income		2,144,027	198,712
Loss before income taxes from continuing operations		(1,942,797)	(2,634,184)
Provision for income taxes
Net loss from continuing operations		(1,942,797)	(2,634,184)
Loss from discontinued operations, net of tax		(710,822)	(553,817)
Net loss	[1]	(2,653,619)	(3,188,001)
Attributable to the Company		(2,023,535)	(2,916,990)
Attributable to non-controlling interest		(630,084)	(271,011)
Other comprehensive income (loss):
Foreign currency translation adjustments		237,513	16,921
Total comprehensive loss		(2,416,106)	(3,171,080)
Non-Related Parties
Finance costs
Gain on remeasurement of previously held interest		€ (356)
Ordinary Shares – Class A
Weighted average shares outstanding – basic and diluted:
Weighted average shares outstanding – basic (in Shares)		627,833	704,780
Weighted average shares outstanding – diluted (in Shares)		627,833	704,780
Net loss per share from continuing operations – basic and diluted:
Loss per share – basic (in Euro per share)		€ (0.69)	€ (1.92)
Loss per share – diluted (in Euro per share)		(0.69)	(1.92)
Net loss per share from discontinued operations – basic and diluted:
Net loss per share from discontinued operations – basic (in Euro per share)		(0.37)	(0.45)
Net loss per share from discontinued operations – diluted (in Euro per share)		€ (0.37)	€ (0.45)
Ordinary Shares – Class B
Weighted average shares outstanding – basic and diluted:
Weighted average shares outstanding – basic (in Shares)		1,269,152	523,769
Weighted average shares outstanding – diluted (in Shares)		1,269,152	523,769
Net loss per share from continuing operations – basic and diluted:
Loss per share – basic (in Euro per share)		€ (0.69)	€ (1.92)
Loss per share – diluted (in Euro per share)		(0.69)	(1.92)
Net loss per share from discontinued operations – basic and diluted:
Net loss per share from discontinued operations – basic (in Euro per share)		(0.37)	(0.45)
Net loss per share from discontinued operations – diluted (in Euro per share)		€ (0.37)	€ (0.45)
Non-Related Parties
CONTINUING OPERATIONS
Revenue		€ 273,530	€ 460,961
Operating expenses:
General and administrative expense – related parties		3,719,616	1,934,487
Net fair value gain and loss on financial assets at fair value through profit and loss
Non-related parties			2,389
Other income
Income related to change in fair value of contingent consideration		151,739	215,712
Related Parties
CONTINUING OPERATIONS
Revenue			31,239
Operating expenses:
General and administrative expense – related parties		632,034	1,362,346
Net fair value gain and loss on financial assets at fair value through profit and loss
Non-related parties
Finance costs
Gain on remeasurement of previously held interest		(72,783)
Other income
Income related to change in fair value of contingent consideration

[1]	On June 24, 2025, the Company effected a one-for-ten share split of its Class A and Class B Ordinary Shares. All share and per-share information presented in these interim financial statements has been retrospectively adjusted to reflect the impact of the share split for all periods presented. The number of authorized shares and par value per share remain unchanged following the split.